Cover	Mar. 13, 2025
Cover [Abstract]
Entity Registrant Name	SKKYNET CLOUD SYSTEMS, INC.
Entity Central Index Key	0001546853
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 13, 2025
Entity File Number	000-54747
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-3757848
Entity Address Address Line 1	2233 Argentia Road Suite 302
Entity Address City Or Town	Mississauga
Entity Address State Or Province	ON
Entity Address Postal Zip Code	L5N 2X7
City Area Code	888
Local Phone Number	702-7851
Entity Address Country	CA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SKKY